Quarterly Holdings Report
for
Fidelity® Women's Leadership ETF
April 30, 2024
WLE-NPRT3-0624
1.9901539.102
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.9%
Entertainment - 3.0%
Netflix, Inc. (a)	44	24,228
The Walt Disney Co.	945	104,990
		129,218
Interactive Media & Services - 2.7%
Alphabet, Inc. Class C	690	113,602
Media - 1.2%
Interpublic Group of Companies, Inc.	1,729	52,631
TOTAL COMMUNICATION SERVICES		295,451
CONSUMER DISCRETIONARY - 12.9%
Automobiles - 0.8%
General Motors Co.	730	32,507
Broadline Retail - 5.2%
Amazon.com, Inc. (a)	1,059	185,325
Etsy, Inc. (a)	536	36,807
		222,132
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings, Inc.	158	31,170
Starbucks Corp.	356	31,502
Vail Resorts, Inc.	117	22,156
		84,828
Household Durables - 1.0%
Taylor Morrison Home Corp. (a)	798	44,696
Specialty Retail - 3.1%
Aritzia, Inc. (a)	862	22,316
Best Buy Co., Inc.	299	22,018
Lowe's Companies, Inc.	157	35,794
Warby Parker, Inc. (a)	2,137	25,088
Williams-Sonoma, Inc.	91	26,097
		131,313
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	142	13,101
Tapestry, Inc.	513	20,479
		33,580
TOTAL CONSUMER DISCRETIONARY		549,056
CONSUMER STAPLES - 2.9%
Consumer Staples Distribution & Retail - 0.6%
Maplebear, Inc. (NASDAQ)	727	24,813
Food Products - 0.6%
Bunge Global SA	228	23,201
Household Products - 0.8%
The Clorox Co.	237	35,045
Personal Care Products - 0.9%
Estee Lauder Companies, Inc. Class A	263	38,585
TOTAL CONSUMER STAPLES		121,644
ENERGY - 3.2%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	1,340	43,711
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp. (a)	940	31,969
EQT Corp.	655	26,259
Occidental Petroleum Corp.	496	32,805
		91,033
TOTAL ENERGY		134,744
FINANCIALS - 13.9%
Banks - 5.6%
Bank of America Corp.	2,160	79,942
Citigroup, Inc.	735	45,078
Huntington Bancshares, Inc.	1,887	25,418
JPMorgan Chase & Co.	332	63,658
U.S. Bancorp	576	23,403
		237,499
Capital Markets - 1.7%
NASDAQ, Inc.	1,173	70,204
Financial Services - 2.9%
MasterCard, Inc. Class A	103	46,474
WEX, Inc. (a)	373	78,800
		125,274
Insurance - 3.7%
Hartford Financial Services Group, Inc.	533	51,642
Marsh & McLennan Companies, Inc.	196	39,088
Progressive Corp.	319	66,432
		157,162
TOTAL FINANCIALS		590,139
HEALTH CARE - 13.4%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	144	20,729
Moderna, Inc. (a)	199	21,952
Sage Therapeutics, Inc. (a)	545	7,597
Vertex Pharmaceuticals, Inc. (a)	59	23,176
Zai Lab Ltd. ADR (a)	604	9,543
		82,997
Health Care Equipment & Supplies - 3.5%
Hologic, Inc. (a)	1,009	76,452
Insulet Corp. (a)	187	32,153
The Cooper Companies, Inc.	476	42,393
		150,998
Health Care Providers & Services - 4.8%
AMN Healthcare Services, Inc. (a)	396	23,752
Centene Corp. (a)	701	51,215
Cigna Group	228	81,405
Elevance Health, Inc.	83	43,872
Humana, Inc.	8	2,417
		202,661
Life Sciences Tools & Services - 1.1%
ICON PLC (a)	155	46,171
Pharmaceuticals - 2.1%
GSK PLC sponsored ADR	763	31,619
Merck & Co., Inc.	214	27,653
Zoetis, Inc. Class A	186	29,619
		88,891
TOTAL HEALTH CARE		571,718
INDUSTRIALS - 12.4%
Air Freight & Logistics - 1.7%
FedEx Corp.	132	34,555
United Parcel Service, Inc. Class B	262	38,640
		73,195
Commercial Services & Supplies - 0.4%
Veralto Corp.	178	16,675
Electrical Equipment - 3.8%
AMETEK, Inc.	25	4,367
Eaton Corp. PLC	148	47,102
GE Vernova LLC	154	23,671
nVent Electric PLC	589	42,449
Regal Rexnord Corp.	197	31,790
Sunrun, Inc. (a)	1,359	13,984
		163,363
Ground Transportation - 0.4%
ArcBest Corp.	145	16,082
Machinery - 3.7%
Deere & Co.	103	40,315
Federal Signal Corp.	370	30,081
Hillenbrand, Inc.	471	22,476
Otis Worldwide Corp.	319	29,093
Parker Hannifin Corp.	64	34,874
		156,839
Professional Services - 2.4%
Leidos Holdings, Inc.	271	38,000
ManpowerGroup, Inc.	301	22,710
Science Applications International Corp.	239	30,759
UL Solutions, Inc. Class A	351	12,320
		103,789
TOTAL INDUSTRIALS		529,943
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	145	37,201
Electronic Equipment, Instruments & Components - 2.1%
CDW Corp.	234	56,595
Insight Enterprises, Inc. (a)	184	33,593
		90,188
IT Services - 2.0%
Accenture PLC Class A	286	86,060
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	207	32,785
First Solar, Inc. (a)	122	21,509
Marvell Technology, Inc.	513	33,812
Micron Technology, Inc.	411	46,427
NVIDIA Corp.	125	108,003
NXP Semiconductors NV	183	46,883
SolarEdge Technologies, Inc. (a)	249	14,604
Universal Display Corp.	127	20,063
		324,086
Software - 10.8%
Adobe, Inc. (a)	121	56,002
Autodesk, Inc. (a)	15	3,193
Gen Digital, Inc.	1,592	32,063
HubSpot, Inc. (a)	107	64,721
Intuit, Inc.	112	70,069
Microsoft Corp.	398	154,953
Pagerduty, Inc. (a)	726	14,491
Salesforce, Inc.	238	64,008
		459,500
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	427	72,731
TOTAL INFORMATION TECHNOLOGY		1,069,766
MATERIALS - 3.6%
Chemicals - 2.0%
Cabot Corp.	326	29,741
Celanese Corp. Class A	195	29,954
Eastman Chemical Co.	259	24,460
		84,155
Construction Materials - 0.6%
Summit Materials, Inc. (a)	684	26,608
Containers & Packaging - 0.8%
Ball Corp.	474	32,976
Metals & Mining - 0.2%
Radius Recycling, Inc. Class A	613	10,678
TOTAL MATERIALS		154,417
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Ventas, Inc.	844	37,372
UTILITIES - 3.3%
Electric Utilities - 1.1%
NextEra Energy, Inc.	685	45,874
Gas Utilities - 0.8%
Southwest Gas Holdings, Inc.	437	32,609
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc. Class C	1,185	27,705
Water Utilities - 0.8%
American Water Works Co., Inc.	274	33,516
TOTAL UTILITIES		139,704
TOTAL COMMON STOCKS (Cost $3,645,477)		4,193,954

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $3,645,477)	4,193,954
NET OTHER ASSETS (LIABILITIES) - 1.5%	62,124
NET ASSETS - 100.0%	4,256,078

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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